UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Fiscal quarter ended December 31, 2004

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS - 75.3%

ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$13,000,000	$11,220,625
7.585%, 1/15/21 (e)	455,008	455,888
8.745%, 1/15/21 (e)	7,249,552	6,134,933
3.0525, 10/15/21 (e)(r)	10,972,366	10,262,591
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	14,450,000	16,640,071
7.30%, 10/14/49 (e)	12,900,000	13,374,849
Alliant Master Trust, 2.80%, 6/20/06 (e)(r)	19,000,000	19,004,180
American Airlines, Inc.:
3.15%, 3/23/07 (r)	15,403,443	15,444,571
Pass-Through Trust, 3.857%, 7/9/10	5,523,199	5,471,833
APL Ltd., 8.00%, 1/15/24	9,525,000	10,215,562
ASIF Global Financing Corp., 2.73%, 3/14/07 (e)(r)	59,200,000	59,212,373
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	18,350,000	19,909,383
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	49,891,000	30,308,782
Atmos Energy Corp., 2.465%, 10/15/07 (r)	17,900,000	17,894,451
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	13,620,000	15,645,975
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	9,940,400	10,909,391
Banco Santander Chile, 2.80%, 12/9/09 (e)(r)	4,000,000	3,999,160
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	19,400,000	21,188,098
Bear Stearns Co’s, Inc., 2.839%, 10/28/14 (r)	51,200,000	51,085,670
BF Saul (REIT), 7.50%, 3/1/14	18,300,000	18,849,000
Boise Cascade LLC., 5.005%, 10/15/12 (e)(r)	1,000,000	1,037,500
Brascan Corp., 7.125%, 6/15/12	5,155,000	5,803,499
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	26,050,000	27,584,606
Captec Franchise Trust, 6.504%, 5/25/05 (e)	271,699	270,599
Chase Capital II, 2.66%, 2/1/27 (r)	3,800,000	3,562,690
Chase Funding Mortgage Loan:
4.045%, 5/25/33	4,800,000	4,758,144
5.416%, 5/25/36	20,000,000	20,062,800
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	8,421,483	8,389,092
Chevy Chase Bank FSB, 6.875%, 12/1/13	14,486,000	14,920,580
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	3,081,886
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	3,500,000	3,769,990
CIT Group, Inc.:
2.56%, 7/29/05 (r)	3,000,000	3,007,140
2.55%, 8/31/06 (r)	2,500,000	2,500,175
2.49%, 2/15/07 (r)	11,300,000	11,312,769
Citizens Property Insurance Corp., 7.125%, 2/25/19 (e)	1,400,000	1,632,890

	PRINCIPAL
	AMOUNT	VALUE

Clorox Co., 2.544%, 12/14/07 (e)(r)	5,000,000	4,997,275
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	11,591,564	12,166,883
Franchise Loan Trust Certificates, Interest Only, 0.944%, 8/18/16 (e)(r)	91,547,046	3,915,467
Continental Airlines, Inc., 3.338%, 12/6/07 (r)	10,350,000	10,390,675
Convergys Corp., 4.875%, 12/15/09	16,300,000	16,225,623
Countrywide Asset-Backed Certificates, 2.868%, 11/25/34 (r)	19,120,000	19,163,402
Countrywide Home Loans, Inc.:
2.471%, 8/26/05 (r)	850,000	849,813
2.528%, 11/30/05 (r)	9,500,000	9,456,110
2.54%, 11/16/07 (r)	11,500,000	11,491,432
COX Communications, Inc., 3.04%, 12/14/07 (e)(r)	10,000,000	9,998,500
CSX Corp., 2.48%, 8/3/06 (r)	32,250,000	32,258,417
Daimler-Chrysler Auto Trust, 2.93%, 6/6/06	2,601,650	2,602,378
Daimler-Chrysler North American Holding Corp.:
7.40%, 1/20/05	1,000,000	1,001,980
3.349%, 9/26/05 (r)	45,300,000	45,411,438
2.64%, 11/17/06 (r)	8,850,000	8,861,770
Delta Air Lines, Inc., 2.85%, 1/25/08 (r)	9,142,525	9,199,209
Deluxe Corp., 5.125%, 10/1/14 (e)	5,000,000	4,789,100
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	1,500,000	1,777,500
9.25%, 5/1/10	500,000	592,500
Dobie Center Properties Ltd., 6.75%, 5/1/28 (e)	8,510,000	9,681,401
Duke Realty LP, 2.781%, 12/22/06 (r)	12,900,000	12,898,710
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	13,650,000	14,639,625
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	3,850,000	4,075,337
Evangelical Lutheran Good Samaritan Society Fund, 6.78%, 11/1/05	2,000,000	2,057,372
Farm Credit Bank of Texas, 7.561%, 11/5/49 (r)	4,000,000	4,115,000
FedEx Corp., 2.286%, 4/1/05 (r)	48,500,000	48,525,269
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	6,332,181	6,391,814
First Republic Bank, 7.75%, 9/15/12	32,066,000	36,681,580
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	10,319,681	8,899,487
Ford Motor Co.:
8.90%, 1/15/32	4,860,000	5,502,395
9.98%, 2/15/47	9,089,000	11,231,459
Ford Motor Credit Co.:
7.50%, 3/15/05	6,300,000	6,354,306
2.307%, 4/28/05 (r)	1,500,000	1,498,800
4.10%, 5/20/05	1,600,000	1,599,328
2.51%, 7/18/05 (r)	10,060,000	10,055,976
7.60%, 8/1/05	8,000,000	8,179,360
3.379%, 9/28/07 (r)	37,500,000	37,228,350
General Electric Capital Corp., 2.45%, 12/8/06 (r)	9,000,000	9,001,620
General Motors Acceptance Corp.:
3.189%, 3/20/07 (r)	4,400,000	4,335,848
3.68%, 9/23/08 (r)	34,000,000	33,059,220
8.00%, 11/1/31	3,000,000	3,067,500

	PRINCIPAL
	AMOUNT	VALUE

General Motors Corp.:
8.25%, 7/15/23	4,900,000	5,090,904
8.375%, 7/15/33	54,400,000	56,194,112
Step Coupon, 0.00% to 3/15/16, 7.75% thereafter to 3/15/36	6,875,000	2,811,187
Global Signal Trust I, 3.711%, 1/15/34 (e)	9,091,176	9,047,864
Global Signal Trust II, 4.232%, 12/15/09 (e)	11,900,000	11,836,781
Golden Securities Corp., 2.58%, 12/2/13 (e)(r)	25,850,000	25,860,599
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	9,400,000	10,334,266
Goldman Sachs Group, Inc., 2.445%, 10/7/11 (r)	72,000,000	71,997,840
Great Lakes Power, Inc., 8.30%, 3/1/05	48,130,000	48,483,756
Greater Bay Bancorp, 5.25%, 3/31/08	7,250,000	7,296,690
GTE Hawaiian Telephone Co., Inc. 6.75%, 2/15/05	700,000	702,940
HCA, Inc.:
6.91%, 6/15/05	14,010,000	14,224,493
5.50%, 12/1/09	4,500,000	4,502,565
6.375%, 1/15/15	5,000,000	5,007,750
8.36%, 4/15/24	5,000,000	5,435,250
7.69%, 6/15/25	8,425,000	8,610,771
7.50%, 11/6/33	16,080,000	16,409,318
Household Finance Corp., 2.625%, 11/16/09 (r)	26,700,000	26,692,791
Huntington Bancshares, Inc., 2.63%, 12/1/05 (r)	6,500,000	6,505,896
IKON Receivables LLC, 2.643%, 12/15/07 (r)	4,090,873	4,092,451
Impac CMB Trust:
2.848%, 11/25/32 (r)	14,155,258	14,257,883
2.768%, 10/25/33 (r)	11,716,363	11,731,009
2.738%, 9/25/34 (r)	12,133,699	12,145,105
Interpool Capital Trust, 9.875%, 2/15/27	47,283,000	41,845,455
Interpool, Inc., 7.35%, 8/1/07	6,505,000	6,602,575
iStar Financial, Inc., 3.72%, 3/12/07 (r)	3,500,000	3,547,033
Jackson National Life Global Funding, 2.149%, 4/20/07 (e)(r)	5,000,000	4,994,500
JetBlue Airways Corp., 2.865%, 12/15/13 (r)	3,000,000	3,006,360
Kimco Realty Corp., 2.36%, 8/1/06 (r)	9,900,000	9,898,218
Kinder Morgan Energy Partners LP, 8.00%, 3/15/05	2,300,000	2,323,230
La Quinta Inns, Inc., 7.27%, 2/26/07	1,750,000	1,828,750
Lehman Brothers Holdings, Inc., 2.35%, 11/10/09 (r)	18,350,000	18,299,354
Lennar Corp., 2.839%, 8/20/07 (e)(r)	14,000,000	14,004,228
Leucadia National Corp.:
7.00%, 8/15/13	22,190,000	22,855,700
3.75%, 4/15/14 (e)	6,567,000	8,015,352
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	1,025,420
8.30%, 12/1/37 (e)(m)*	33,720,000	674,400
8.45%, 12/1/97 (e)(m)*	1,000,000	20,000
Masco Corp., 2.70%, 3/9/07 (e)(r)	21,500,000	21,540,420
Massachusetts Institute of Technology, 7.25%, 11/2/96	1,300,000	1,623,934
MDC Holdings, Inc., 5.375%, 12/15/14	5,000,000	4,961,650

	PRINCIPAL
	AMOUNT	VALUE

Meridian Funding Co. LLC:
2.839%, 8/30/07 (e)(r)	13,220,000	13,229,016
2.751%, 10/6/08 (e)(r)	33,250,000	33,211,264
2.743%, 10/15/14 (e)(r)	39,250,000	39,227,588
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	538,489
Morgan Stanley, 2.556%, 1/15/10 (r)	68,500,000	68,492,465
Nationwide Health Properties, Inc., 6.59%, 7/7/38	1,890,000	1,958,739
New Valley Generation II, 4.929%, 1/15/21	2,670,226	2,679,198
New York State Community Statutory Trust II, 6.375%, 12/28/31 (e)(r)	3,500,000	3,535,000
NYMAGIC, Inc., 6.50%, 3/15/14	11,000,000	10,615,880
Overseas Private Investment Corp., 4.05%, 11/15/14	8,168,000	8,100,042
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	17,480,000	17,829,600
Pacific Gas & Electric Co., 2.72%, 4/3/06 (r)	13,614,000	13,630,473
Pacific Pilot Funding Ltd., 3.039%, 10/20/16 (e)(r)	6,400,000	6,355,411
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	1,700,000	1,727,132
Pedernales Electric Cooperative Inc., 5.952%, 11/15/22 (e)	3,400,000	3,555,958
PF Export Receivables Master Trust, 3.748%, 6/1/13 (e)	12,900,506	12,439,958
PHH Corp., 4.40%, 3/15/05	422,000	422,836
Phoenix Life Insurance Co., 7.15%, 12/15/34 (e)	10,000,000	9,929,600
Post Apartment Homes LP:
6.85%, 3/16/15 (mandatory put, 3/16/05 @ 100)	1,400,000	1,406,814
VRDN, 2.42%, 7/15/29 (r)	42,300,000	42,300,000
Preferred Term Securities IX Ltd., 2.70%, 4/3/33 (e)(r)	1,000,000	1,000,270
Premium Asset Trust, 2.295%, 10/8/09 (e)(r)	33,700,000	33,678,971
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	10,215,000	12,156,156
Public Steers Trust, 6.646%, 11/15/18	5,185,287	4,926,022
RBS Capital Trust I, 3.35%, 9/29/49 (r)	94,200,000	95,105,262
RC Trust I, Preferred, 7.00%, 5/15/06	22,750,000	23,878,400
Residential Asset Security Corp., 5.221%, 2/25/34	5,000,000	4,830,200
Roslyn Preferred Trust I, 5.769%, 4/1/32 (e)(r)	1,400,000	1,414,000
SLM Student Loan Trust, 2.10%, 12/15/17 (r)	10,000,000	10,046,100
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	15,300,000	16,055,208
Southern California Edison Co., 2.353%, 1/13/06 (r)	1,500,000	1,504,410
Southern California Gas Co., 2.63%, 12/1/09 (r)	5,900,000	5,898,997
Sovereign Bancorp, Inc., 2.71%, 8/25/06 (r)	25,800,000	25,793,034
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	8,320,576	13,367,505
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	26,500,000	7,735,880
Sterling Equipment, Inc., 6.125%, 9/28/19	360,381	396,921
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	85,599
7.697%, 4/15/18 (e)	5,656,702	5,310,932
Step coupon, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (e)	15,000,000	1,153,800
Step coupon, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)	13,500,000	2,781,016
Step coupon, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)	12,295,000	564,764

	PRINCIPAL
	AMOUNT	VALUE

Toll Road Investors Partnership II LP, Zero Coupon:
2/15/10 (e)	22,100,000	17,310,201
2/15/11 (e)	7,600,000	5,607,721
2/15/13 (e)	17,000,000	11,150,997
2/15/14 (e)	21,900,000	13,637,371
2/15/19 (e)	5,000,000	2,211,920
2/15/26 (e)	19,975,000	5,647,871
2/15/27 (e)	29,000,000	7,723,425
2/15/28 (e)	34,128,000	8,580,462
2/15/29 (e)	26,940,000	6,410,400
2/15/30 (e)	21,000,000	4,651,101
2/15/32 (e)	26,940,000	5,291,663
2/15/33 (e)	23,520,000	4,350,706
TXU Energy Co. LLC, 2.838%, 1/17/06 (e)(r)	6,650,000	6,668,214
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	9,250,000	9,398,370
Ultramar Corp., 8.00%, 3/15/05	2,120,000	2,140,479
United Energy Ltd., 6.00%, 11/1/05 (e)	3,800,000	3,872,200
United Parcel Services, Inc., 1.83%, 3/27/50 (r)	2,030,000	2,031,177
Vale Overseas Ltd., 8.25%, 1/17/34	5,700,000	5,999,250
Valmont Industries, Inc., 6.875%, 5/1/14	9,235,000	9,581,313
VW Credit, Inc., 2.33%, 7/21/05 (e)(r)	23,800,000	23,798,144
Westfield Capital Corp Ltd., 2.47%, 11/2/07 (e)(r)	58,500,000	58,459,401
Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	2,000,000	2,100,000
William Street Funding Corp.:
2.40%, 4/23/06 (e)(r)	68,050,000	68,104,699
2.62%, 4/23/09 (e)(r)	19,000,000	19,234,660
Wisconsin Energy Corp., 6.50%, 4/1/11	4,400,000	4,855,048
World Financial Network, Credit Card Master Note Trust, 2.773%, 5/15/12 (r)	3,900,000	3,922,944

Total Corporate Bonds (Cost $2,400,657,333)		2,371,098,422

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS - 10.6%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/26	18,175,000	5,140,072
10/1/27	5,175,000	1,381,570
10/1/28	20,000,000	5,038,200
10/1/29	15,000,000	3,565,650
10/1/31	15,000,000	3,174,750
10/1/32	15,000,000	2,995,650
10/1/33	15,000,000	2,826,750
Alexander City Alabama Industrial Development Board Revenue VRDN, 2.43%, 12/1/18 (r)	3,000,000	3,000,000
Ashland Oregon GO Bonds:
5.395%, 7/15/14	775,000	803,876
5.475%, 7/15/15	815,000	842,188
5.805%, 7/15/19	3,775,000	3,916,185
6.022%, 7/15/24	3,155,000	3,282,998
Bucks County Pennsylvania GO Bonds, 5.68%, 12/15/24	5,000,000	5,118,200
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/15	1,205,000	701,840
Zero Coupon, 6/1/17	1,835,000	935,630
Zero Coupon, 6/1/19	1,975,000	881,956
Zero Coupon, 6/1/21	2,125,000	834,275
Zero Coupon, 6/1/22	2,205,000	811,572
Zero Coupon, 6/1/23	1,795,000	619,813
5.896%, 6/1/24	13,000,000	13,874,640
Zero Coupon, 6/1/24	2,375,000	772,326
Zero Coupon, 6/1/25	1,385,000	424,392
Zero Coupon, 6/1/26	1,440,000	414,850
Zero Coupon, 6/1/27	1,495,000	406,924
Zero Coupon, 6/1/28	1,550,000	398,086
Zero Coupon, 6/1/29	1,610,000	390,183
Zero Coupon, 6/1/30	1,670,000	381,896
Zero Coupon, 6/1/31	1,730,000	373,317
Zero Coupon, 6/1/32	1,795,000	365,498
Zero Coupon, 6/1/33	1,865,000	358,322
6.076%, 6/1/34	10,000,000	10,854,500
Zero Coupon, 6/1/34	1,935,000	350,816
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.30%, 1/1/20	5,260,000	5,357,836
Cobb County Georgia Development Authority Revenue Bonds, 4.81%, 7/15/14	1,050,000	1,046,724
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	21,495,000	11,308,305
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	454,845
Hillsborough County Florida Port Authority Revenue Bonds, Zero Coupon, 6/1/10	735,000	580,540
Hoboken New Jersey GO Bonds, Zero Coupon:
4/1/28	1,200,000	304,248
4/1/29	1,280,000	305,933
4/1/30	1,355,000	305,295
4/1/31	1,435,000	304,794
4/1/32	1,520,000	304,350
4/1/33	1,610,000	303,887
Indiana State Bond Bank Revenue Bonds:
5.07%, 1/15/16	1,000,000	999,140
5.12%, 1/15/17	2,720,000	2,710,262
5.17%, 7/15/17	2,940,000	2,942,117
5.22%, 1/15/18	2,510,000	2,500,562
5.26%, 7/15/18	1,825,000	1,816,222
5.32%, 1/15/19	3,595,000	3,584,359
5.37%, 7/15/19	1,550,000	1,557,998
5.47%, 1/15/20	1,600,000	1,623,712
Kansas State Finance Development Authority Revenue Bonds, 5.012%, 5/1/18	2,000,000	1,971,580
Lakewood Ohio GO Bonds:
5.25%, 7/1/14	1,000,000	1,024,560
5.95%, 7/1/24	1,210,000	1,248,067
Maysville Kentucky Industrial Building Revenue VRDN, 2.25%, 5/1/06 (r)	5,740,000	5,740,000
New Brunswick New Jersey GO Bonds, Zero Coupon, 10/15/29	6,670,000	1,620,477

	PRINCIPAL
	AMOUNT	VALUE

New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon:
2/15/19	138,285,000	64,216,788
2/15/24	26,291,000	8,942,358
New Rochelle New York GO Bonds, 5.75%, 3/15/19	1,335,000	1,374,436
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,484,280
4.06%, 10/15/10	1,000,000	989,830
4.56%, 10/15/13	3,000,000	2,970,900
4.66%, 10/15/14	4,000,000	3,952,720
4.76%, 10/15/15	7,500,000	7,393,800
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,150,000	1,149,160
Ohio State GO Bonds:
4.96%, 10/1/14	1,500,000	1,510,965
5.27%, 10/1/16	1,235,000	1,242,978
5.44%, 10/1/18	1,485,000	1,488,074
Oregon School Boards Association GO Bonds, Zero Coupon:
6/30/06	7,585,000	7,206,357
6/30/15	5,000,000	2,912,100
6/30/16	8,030,000	4,377,956
6/30/17	7,000,000	3,572,170
6/30/17	11,000,000	5,613,410
6/30/19	7,400,000	3,310,538
6/30/20	4,500,000	1,887,390
6/30/21	5,400,000	2,125,980
6/30/22	7,870,000	2,905,919
6/30/23	18,770,000	6,506,057
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	5,295,000	5,051,271
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon:
4/15/14	4,389,000	2,755,941
4/15/19	3,145,000	1,425,723
4/15/21	51,100,000	20,388,389
4/15/22	12,750,000	4,769,520
Providence Rhode Island GO Bonds:
5.06%, 7/15/15	435,000	435,970
5.16%, 7/15/16	980,000	985,851
5.26%, 7/15/17	1,030,000	1,033,811
5.36%, 7/15/18	585,000	587,153
South Carolina Medical University Hospital Authority Facilities Revenue Bonds:
5.13%, 2/15/16	2,215,000	2,205,586
5.33%, 2/15/18	6,340,000	6,321,804
5.38%, 2/15/19	5,685,000	5,673,516
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.40%, 11/1/18 (r)	2,500,000	2,500,000
St. Louis Missouri IDA Revenue VRDN, 2.32%, 1/1/21 (r)	9,300,000	9,300,000
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 2.30%, 3/1/13 (r)	2,600,000	2,600,000
Various States Series Trust Certificate Revenue VRDN, 2.29%, 12/1/30 (r)	5,625,000	5,625,000

Total Taxable Municipal Obligations (Cost $314,926,402)		333,946,439

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.8%

Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development,, 6.79%, 10/1/10	4,743,618	5,084,921
Federal Home Loan Bank:
2.25%, 3/28/07	14,500,000	14,481,150
2.10%, 4/30/07	12,800,000	12,777,600
Freddie Mac:
2.25%, 3/24/08	17,800,000	17,791,278
4.10%, 1/28/14	5,000,000	4,920,150
Freddie Mac Multifamily VRDN Certificates:
2.14%, 8/15/45 (r)	19,885,767	19,885,767
2.19%, 1/15/47 (r)	5,008,462	5,008,462
Ginnie Mae, 11.00%, 10/15/15	665	754
Kingdom of Jordan, Guaranteed by the United States Agency of International Development, 8.75%, 9/1/19	1,711,310	2,157,295
Kingdom of Morocco, Guaranteed by the United States Agency of International Development, 7.55%, 7/15/26	4,750,000	5,753,342

Total U.S. Government Agencies and Instrumentalities (Cost $87,429,637)		87,860,719

U.S. TREASURY - 1.4%

United States Treasury Bonds, 5.375%, 2/15/31	12,045,000	13,017,995
United States Treasury Notes:
3.50%, 11/15/09	2,790,000	2,776,915
3.50%, 12/15/09	5,700,000	5,670,588
5.75%, 8/15/10	5,445,000	5,995,435
4.25%, 11/15/14	17,725,000	17,760,982

Total U.S. Treasury (Cost $45,191,953)		45,221,915

COMMERCIAL PAPER - 1.5%

Public Service Enterprise Group, Inc., 2.708%, 2/14/05 (r)	47,250,000	47,250,000

Total Commercial Paper (Cost $47,250,000)		47,250,000

REPURCHASE AGREEMENTS - 1.9%

State Street Bank, 0.75%, 1/3/05	61,000,000	61,000,000

(Repurchase proceeds $61,003,812)
(Collateral: $62,830,308, U.S. Treasury, 8.00%, 11/15/21)

Total Repurchase Agreements (Cost $61,000,000)		61,000,000

	PRINCIPAL
	AMOUNT	VALUE

EQUITY SECURITIES - 4.2%	SHARES

Conseco, Inc.:
Preferred	1,077,900	28,564,350
Warrants, (strike price $27.60/share, expires 9/10/08) *	4,955	14,817
First Republic Capital Corp., Preferred (e)	6,050	6,352,500
Ford Motor Co. Capital Trust II, Preferred	205,200	10,832,508
General Motors Corp. Preferred	798,000	21,274,680
Manitoba Telecom Services, Inc.	8,310	338,451
MFH Financial Trust I, Preferred (e)	400,000	39,600,000
Richmond County Capital Corp., Preferred (e)	17,000	1,700,000
Roslyn Real Estate Asset Corp., Preferred (e)	222,000	22,200,000

Total Equity Securities (Cost $126,200,772)		130,877,306

TOTAL INVESTMENTS (Cost $3,082,656,097) - 97.7%		3,077,254,801
Other assets and liabilities, net - 2.3%		71,314,311

NET ASSETS - 100%		$3,148,569,112

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
U.S. Treasury Bonds	26	03/05	$2,925,000	$66,331

Total Purchased				$66,331

Sold:
2 Year U.S. Treasury Notes	897	03/05	$188,005,594	$199,187
5 Year U.S. Treasury Notes	534	03/05	58,489,687	110,567
10 Year U.S. Treasury Notes	615	03/05	68,841,563	326,051

				$635,805

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, July and December 2004. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, July and December 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
LLP: Limited Liability Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

Total Investments (Cost $0) - 0.0%	—
Other assets and liabilities, net - 100.0%	$1,000,000

Net Assets - 100%	$1,000,000

The Calvert Long-Term Income Fund began operations on December 31, 2004 and as a result, there were no portfolio holdings at report date.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

	SHARES	VALUE

EQUITY SECURITIES - 97.0%
Banks - Outside New York City - 2.1%
Capital Crossing Bank*	203,500	$6,245,415

	SHARES	VALUE

Building — Air Conditioning - 0.5%
Lennox International, Inc.	80,000	1,628,000

Commercial Information Services - 6.2%
infoUSA, Inc.*	1,150,000	12,868,500
SOURCECORP, Inc.*	287,500	5,494,125

		18,362,625

Communications Technology - 4.1%
CommScope, Inc.*	637,500	12,048,750

Computer - Services, Software & Systems - 2.2%
Dendrite International, Inc.*	338,400	6,564,960

Computer Technology - 4.3%
UNOVA, Inc.*	502,000	12,695,580

Drugs & Pharmaceuticals - 4.2%
KV Pharmaceutical Co.*	563,250	12,419,662

Financial Information Services - 4.6%
Interactive Data Corp.*	634,000	13,783,160

Insurance - Property & Casualty - 7.7%
PMI Group, Inc.	295,000	12,316,250
Quanta Capital Holdings Ltd.*	1,135,000	10,464,700

		22,780,950

Investment Management Companies - 3.6%
MCG Capital Corp.	632,000	10,826,160

Manufactured Housing - 3.0%
Champion Enterprises, Inc.*	743,300	8,785,806

Manufacturing - 2.4%
Federal Signal Corp.	395,900	6,991,594

Oil - Crude Producers - 5.0%
Comstock Resources, Inc.*	135,000	2,976,750
Energy Partners Ltd.*	302,900	6,139,783
Swift Energy, Co.*	198,000	5,730,120

		14,846,653

Production Technology Equipment - 2.0%
Axcelis Technologies, Inc.*	731,000	5,943,030

	SHARES	VALUE

Publishing - Miscellaneous - 4.3%
John Wiley & Sons, Inc.	364,400	12,695,696

Real Estate - 2.6%
Sunterra, Corp.*	555,500	7,799,220

Real Estate Investment Trust - 5.2%
Highland Hospitality Corp.	977,400	10,985,976
Saxon Capital, Inc.	182,300	4,373,377

		15,359,353

Restaurants - 2.9%
Brinker International, Inc.*	245,000	8,592,150

Retail - 7.9%
Sonic Automotive, Inc.	235,250	5,834,200
Stage Stores, Inc.*	308,500	12,808,920
United Auto Group, Inc.	157,900	4,672,261

		23,315,381

Securities Brokers & Services - 3.5%
NCO Group, Inc.*	407,686	10,538,683

Services - Commercial - 11.3%
Brink’s Co.	230,800	9,121,216
MoneyGram International, Inc.	341,400	7,217,196
SIRVA, Inc.*	400,000	7,688,000
StarTek, Inc.	331,450	9,429,753

		33,456,165

Utilities - Telecommunications - 0.7%
Manitoba Telecom Services, Inc.	53,900	2,195,246

Wholesalers - 6.7%
Adesa, Inc.	424,000	8,997,280
Tech Data Corp.*	239,500	10,873,300

		19,870,580

Total Equity Securities (Cost $231,712,129)		287,744,819

	PRINCIPAL
	AMOUNT	VALUE

Certificates Of Deposit - 0.0%

ShoreBank & Trust Co., 1.20%, 2/11/05 (b)(k)	$100,000	$99,902

Total Certificates Of Deposit (Cost $100,000)		99,902

	PRINCIPAL
	AMOUNT	VALUE

High Social Impact Investments - 0.3%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/07 (b)(i)(r)	950,000	923,523

Total High Social Impact Investments (Cost $950,000)		923,523

U.S. Government Agencies and Instrumentalities - 2.4%

Federal Home Loan Bank Discount Notes, 1/3/05	7,000,000	6,999,611

Total U.S. Government Agencies and Instrumentalities (Cost $6,999,611)		6,999,611

Total Investments (Cost $239,761,740) - 99.7%		295,767,855
Other assets and liabilities, net - 0.3%		773,477

Net Assets - 100%		$296,541,332

*	Non-income producing security.

(b)	This security was valued by Board of Trustees, see note A.

(i)	Restricted securities represent 0.3% of the net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at year end.

	Acquisition
Restricted Securities	Date	Cost

Calvert Social Investment Foundation Notes, 2.17%, 7/1/07	7/1/04	$950,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

	PRINCIPAL
	AMOUNT	VALUE

Corporate Bonds - 75.0%

ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$500,000	$431,563
7.585%, 1/15/21 (e)	113,752	113,972
3.0525%, 10/15/21 (e)(r)	975,321	912,230
Alliant Master Trust, 2.80%, 6/20/06 (e)(r)	1,000,000	1,000,220
American Airlines, Inc.:
3.15%, 9/23/07 (r)	821,517	823,710
3.857%, 7/9/10	920,533	911,972
APL Ltd., 8.00%, 1/15/24	150,000	160,875
ASIF Global Financing Corp., 2.73%, 3/14/07 (e)(r)	2,000,000	2,000,418
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	350,000	212,625
Atmos Energy Corp., 2.465%, 10/15/07 (r)	1,000,000	999,690
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	255,000	292,931
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	102,642	112,648
Banco Santander Chile, 2.80%, 12/9/09 (e)(r)	1,500,000	1,499,685
Bear Stearns Co’s, Inc., 2.839%, 10/28/14 (r)	1,500,000	1,496,650
BF Saul REIT, 7.50%, 3/1/14 (e)	1,000,000	1,030,000
Boise Cascade LLC., 5.005%, 10/15/12 (e)(r)	1,000,000	1,037,500
Brascan Corp., 7.125%, 6/15/12	500,000	562,900
Captec Franchise Trust, 6.504%, 5/25/05 (e)	46,051	45,864
Catholic High School of New Iberia, 2.72%, 11/1/19 (r)	1,850,000	1,850,000
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,838,000	2,813,253
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	765,589	762,645
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	1,500,000	1,615,710
CIT Group, Inc.:
2.55%, 8/31/06 (r)	3,000,000	3,000,210
2.53%, 5/18/07 (r)	200,000	200,028
Citigroup, Inc., 2.59%, 6/9/09 (r)	110,000	110,163
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	418,252	439,011
Franchise Loan Trust Certificates, Interest Only, 0.944%, 8/18/16 (e)(r)	5,804,403	248,254
Continental Airlines, Inc., 3.338%, 12/6/07 (r)	1,000,000	1,003,930
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,493,155
Countrywide Asset-Backed Certificates, 2.868%, 11/25/34 (r)	650,000	651,476
Countrywide Home Loans, Inc.:
2.528%, 11/30/05 (r)	500,000	497,690
2.54%, 11/16/07 (r)	500,000	499,628
CSX Corp., 2.48%, 8/3/06 (r)	2,500,000	2,500,652
Daimler-Chrysler North American Holding Corp.:
7.40%, 1/20/05	1,300,000	1,302,574
3.349%, 9/26/05 (r)	4,000,000	4,009,840
2.64%, 11/17/06 (r)	1,000,000	1,001,330
Delta Air Lines, Inc., 2.85%, 1/25/08 (r)	1,413,337	1,422,100
Duke Realty LP, 2.781%, 12/22/06 (r)	1,000,000	999,900
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	900,000	965,250
EOP Operating LP, 6.625%, 2/15/05	900,000	903,852
FedEx Corp., 2.286%, 4/1/05 (r)	2,000,000	2,001,042
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	499,509	504,214
First Republic Bank, 7.75%, 9/15/12	1,690,500	1,933,831

	PRINCIPAL
	AMOUNT	VALUE

First Tennessee Bank, 5.75%, 12/1/08	250,000	267,980
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	1,928,912	1,663,455
Ford Motor Credit Co.:
7.50%, 3/15/05	1,559,000	1,572,439
2.307%, 4/28/05 (r)	1,500,000	1,498,800
4.10%, 5/20/05	1,000,000	999,580
7.60%, 8/1/05	2,000,000	2,044,840
3.379%, 9/28/07 (r)	2,000,000	1,985,512
General Electric Capital Corp., 2.45%, 12/8/06 (r)	1,000,000	1,000,180
General Motors Acceptance Corp.:
8.125%, 3/2/05	500,000	502,295
3.25%, 7/15/05	150,000	148,785
3.189%, 3/20/07 (r)	500,000	492,710
3.68%, 9/23/08 (r)	4,500,000	4,375,485
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,458,477	1,451,529
Global Signal Trust II, 4.232%, 12/15/14 (e)	500,000	497,344
Golden Securities Corp., 2.58%, 12/2/13 (e)(r)	2,000,000	2,000,820
Goldman Sachs Group, Inc., 2.445%, 10/7/11 (r)	2,000,000	1,999,940
Great Lakes Power, Inc., 8.30%, 3/1/05	4,350,000	4,381,973
GTE Hawaiian Telephone Co., 6.75%, 2/15/05	1,000,000	1,004,200
HCA, Inc.:
6.91%, 6/15/05	2,250,000	2,284,447
5.50%, 12/1/09	500,000	500,285
Hertz Corp., 8.25%, 6/1/05	1,000,000	1,019,910
Household Finance Corp.:
6.875%, 3/1/07	1,000,000	1,069,130
7.90%, 11/15/07	2,185,000	2,420,958
2.625%, 11/16/09 (r)	3,000,000	2,999,190
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,059,520
Huntington Bancshares, Inc., 2.63%, 12/1/05 (r)	500,000	500,454
IKON Receivables LLC, 2.643%, 12/17/07 (r)	307,584	307,703
Impac CMB Trust:
2.848%, 11/25/32 (r)	517,763	521,516
2.768%, 10/25/33 (r)	619,913	620,688
2.738%, 9/25/34 (r)	866,693	867,507
Interpool, Inc., 7.35%, 8/1/07	320,000	324,800
iStar Financial, Inc., 3.72%, 3/12/07 (r)	500,000	506,719
Kimco Realty Corp., 2.36%, 8/1/06 (r)	500,000	499,910
Kinder Morgan Energy Partners LP, 8.00%, 3/15/05	255,000	257,576
La Quinta Inns, Inc., 7.27%, 2/26/07	250,000	261,250
Lehman Brothers Holdings, Inc., 2.35%, 11/10/09 (r)	1,500,000	1,495,860
Leucadia National Corp.:
7.00%, 8/15/13	1,050,000	1,081,500
3.75%, 4/15/14 (e)	500,000	610,275
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	6,000
Masco Corp., 2.70%, 3/9/07 (e)(r)	2,000,000	2,003,760
Melair Associates LLC VRDN, 2.82%, 9/1/34 (r)	1,375,000	1,375,000

	PRINCIPAL
	AMOUNT	VALUE

Meridian Funding Co. LLC:
2.751%, 10/6/08 (e)(r)	1,500,000	1,498,252
2.54%, 4/15/09 (e)(r)	1,375,125	1,375,782
2.743%, 10/15/14 (e)(r)	2,500,000	2,498,572
Merrill Lynch & Co., Inc., 6.00%, 10/11/05	300,000	306,375
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	538,489
Morgan Stanley, 2.556%, 1/15/10 (r)	5,000,000	4,999,450
Nationwide Health Properties, Inc., 6.59%, 7/7/38 (e)	1,000,000	1,036,370
New Valley Generation I, 7.299%, 3/15/19	899,522	1,058,989
News America Holdings Inc., 8.50%, 2/15/05	100,000	100,570
Noranda, Inc., 7.00%, 7/15/05	1,000,000	1,019,390
Overseas Private Investment Corp., 7.45%, 12/15/10	1,240,906	1,353,184
Pacific Pilot Funding Ltd., 3.039%, 10/20/16 (e)(r)	500,000	496,517
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	647,000	657,326
PHH Corp., 4.40%, 3/15/05	500,000	500,990
Post Apartment Homes LP, 6.85%, 3/16/15 (mandatory put, 3/16/05 @ 100)	500,000	502,434
Preferred Term Securities IX Ltd., 2.70%, 4/3/33 (e)(r)	1,000,000	1,000,270
Premium Asset Trust, 2.295%, 10/8/09 (e)(r)	2,000,000	1,998,752
RBS Capital Trust I, 3.35%, 9/29/49 (r)	4,000,000	4,038,440
RC Trust I, Preferred, 7.00%, 5/15/06	2,000,000	2,099,200
Simon DeBartolo Group LP, 6.875%, 10/27/05	100,000	102,743
Southern California Edison Co., 2.353%, 1/13/06 (r)	1,000,000	1,002,940
Southern California Gas Co., 2.63%, 12/1/09 (r)	1,000,000	999,830
Sovereign Bancorp, Inc., 2.71%, 8/25/06 (r)	3,500,000	3,499,055
Spieker Properties, Inc., 8.00%, 7/19/05	475,000	487,003
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)(r)	1,620,000	1,609,211
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	6,589
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/06 (e)	1,550,000	1,486,588
2/15/09 (e)	3,000,000	2,512,770
TRW, Inc.., 6.05%, 1/15/05	105,000	105,078
TXU Electricity Ltd., 6.75%, 12/1/06 (e)	2,000,000	2,117,058
TXU Energy Co. LLC, 2.838%, 1/17/06 (e)(r)	750,000	752,054
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	500,000	508,020
Ultramar Corp., 8.00%, 3/15/05	600,000	605,796
United Dominion Realty Trust, Inc., 7.73%, 4/5/05	600,000	607,206
United Energy Ltd., 6.00%, 11/1/05 (e)	1,500,000	1,528,500
VW Credit, Inc., 2.33%, 7/21/05 (e)(r)	1,000,000	999,922
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	562,260
Walt Disney Co., 7.30%, 2/8/05	150,000	150,612
Westfield Capital Corp Ltd., 2.47%, 11/2/07 (e)(r)	2,000,000	1,998,612
William Street Funding Corp.:
2.40%, 4/23/06 (e)(r)	1,000,000	1,000,804
2.62%, 4/23/09 (e)(r)	1,000,000	1,012,350
Wisconsin Energy Corp., 6.50%, 4/1/11	500,000	551,710
World Financial Network, Credit Card Master Note Trust, 2.773%, 5/15/12 (r)	1,000,000	1,005,883

Total Corporate Bonds (Cost $149,073,328)		149,148,962

	PRINCIPAL
	AMOUNT	VALUE

Taxable Municipal Obligations - 14.0%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/06	1,000,000	939,200
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,856,291
American National Fish and Wildlife Museum Missouri District Revenue VRDN, 2.52%, 3/1/33 (r)	1,500,000	1,500,000
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	674,116
Cobb County Georgia Development Authority Revenue Bonds, 3.90%, 7/15/09	425,000	422,654
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/12	380,000	258,807
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	1,250,000	657,612
Hillsborough County Florida Port Authority Revenue Bonds, Zero Coupon, 6/1/10	500,000	394,925
Indiana State Bond Bank Revenue Bonds, 4.08%, 1/15/10	2,945,000	2,924,562
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	771,497
4.22%, 7/1/09	805,000	803,108
Los Angeles County California GO Bonds, Zero Coupon, 6/30/07	1,595,000	1,447,335
New Rochelle New York GO Bonds, 4.40%, 3/15/09	425,000	430,873
New York State Community Statutory Trust II, 6.375%, 12/28/31 (e)(r)	500,000	505,000
New York State Sales Tax Asset Receivables Corp., 3.60%, 10/15/08	3,000,000	2,968,560
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	999,270
Ohio State GO Bonds:
5.00%, 10/1/08	250,000	258,258
5.50%, 10/1/09	750,000	791,010
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,351,692
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,900,160
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	500,000	501,115
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	1,034,710
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.10%, 12/1/05	1,735,000	1,721,051
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	765,000	852,654
West Virginia University Revenue Bonds, 2.20%, 10/1/12 (r)	1,000,000	1,000,000
Westmoreland County Pennsylvania GO Bonds:
6.25%, 5/15/12	575,000	636,743
6.25%, 5/15/13	300,000	333,591

Total Taxable Municipal Obligations (Cost $27,997,531)		27,934,794

U.S. Government Agencies and Instrumentalities - 4.7%

Federal Home Loan Bank:
2.25%, 3/28/07	2,000,000	1,997,400
2.10%, 4/30/07	2,000,000	1,996,500
Federal Home Loan Bank Discount Notes, 1/3/05	3,800,000	3,799,789
Freddie Mac, 2.25%, 3/24/08	1,500,000	1,499,265

Total U.S. Government Agencies and Instrumentalities (Cost $9,299,789)		9,292,954

	PRINCIPAL
	AMOUNT	VALUE

U.S. Treasury - 1.6%

United States Treasury Bonds:
3.50%, 11/15/09	2,000,000	1,990,620
5.75%, 8/15/10	925,000	1,018,508
4.25%, 11/15/14	250,000	250,508

Total U.S. Treasury (Cost $3,274,733)		3,259,636

Equity Securities - 1.7%

Conseco, Inc., Preferred	72,000	1,908,000
General Motors Corp. Preferred	2,000	53,320
Manitoba Telecom Services, Inc.	4,406	179,448
Richmond County Capital Corp., Preferred (e)	2,000	200,000
Roslyn Real Estate Asset Corp., Preferred (e)	10,000	1,000,000

Total Equity Securities (Cost $3,230,352)		3,340,768

Commercial Paper - 1.1%

Public Service Enterprise Group, Inc., 2.92%, 2/14/05	2,250,000	2,250,000

Total Commercial Paper (Cost $2,250,000)		2,250,000

Total Investments (Cost $195,125,733) - 98.1%		195,227,114
Other assets and liabilities, net - 1.9%		3,752,005

Net Assets - 100%		$198,979,119

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Sold:
2 Year U.S. Treasury Notes	66	3/05	$13,833,188	$15,738
5 Year U.S. Treasury Notes	59	3/05	6,462,344	18,809

Total Sold				$34,547

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June, July and December 2004. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June, July and December 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Income, Short Duration Income, Long-Term Income, and New Vision Small Cap. Income, Short Duration Income, and Long-Term Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Long-Term Income began operations on December 31, 2004. Income and New Vision Small Cap offer four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income offers Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, and 2.75% for New Vision Small Cap, Income and Long-Term Income, and Short Duration Income, respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase.

Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On January 30, 2003, the net assets of the Calvert Social Investment Fund’s Technology Portfolio merged into the Calvert New Vision Small Cap Fund. The merger was accomplished by a tax-free exchange of 118,660 Class A, 27,948 Class B, 12,954 Class C, and 27,975 Class I shares of the New Vision Small Cap Fund (valued at $1,572,251, $351,028, $163,491, and $370,734 respectively) for 575,493 Class A, 131,436 Class B, 60,921 Class C, and 133,333 Class I shares of the Technology Fund outstanding at January 30, 2003. The Technology Fund’s net assets as of January 30, 2003, including $21,565 of unrealized appreciation and $36,057 of net realized gain, were combined with those of the New Vision Small Cap Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities’ market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2004, securities in New Vision Small Cap valued at $1,023,425, or 0.3% of net assets, were fair valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2004.

		Short Duration	New Vision
	Income	Income	Small Cap

Federal income tax cost of investments	$3,087,224,908	$195,131,061	$240,576,922
Unrealized appreciation	68,197,953	1,016,845	59,259,147
Unrealized depreciation	(78,168,060)	(920,792)	(4,068,214)
Net unrealized appreciation/ (depreciation)	$(9,970,107)	$96,053	$55,190,933

Net realized capital loss carryforward for federal income tax purposes of $685,644 for New Vision Small Cap (from Calvert Social Investment Fund Technology Portfolio) at September 30, 2004 may be available, subject to certain tax limitations, to offset future capital gains until expiration in September 2010.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:	/s/ Barbara Krumsiek

Barbara Krumsiek
President – Principal Executive Officer

Date:	February 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek

Barbara Krumsiek President – Principal Executive Officer

Date:	February 28, 2005

/s/ Ronald Wolfsheimer

Ronald Wolfsheimer Treasurer – Principal Financial Officer

Date:	February 28, 2005